Segmented Information	12 Months Ended
Oct. 31, 2023
Disclosure of operating segments [abstract]
Segmented Information
NOTE 28:  SEGMENTED INFORMATION
For management reporting purposes, the Bank reports its results under four key business segments: Canadian Personal and Commercial Banking, U.S. Retail, Wealth Management and Insurance, and Wholesale Banking. The Bank’s other activities are grouped into the Corporate segment.
Canadian Personal and Commercial Banking provides financial products and services to personal, small business and commercial customers, and includes TD Auto Finance Canada. U.S. Retail is comprised of personal and business banking in the U.S., operating under the brand TD Bank, America’s Most Convenient Bank
®
, primarily in the Northeast and
Mid-Atlantic
regions and Florida, TD Auto Finance U.S., and the U.S. wealth business, including Epoch and the Bank’s equity investment in Schwab. Wealth Management and Insurance includes the Canadian wealth business which provides investment products and services to institutional and retail investors, and the insurance business which provides property and casualty insurance, as well as life and health insurance products to customers across Canada. Wholesale Banking provides a wide range of capital markets, investment banking, and corporate banking products and services, including underwriting and distribution of new debt and equity issues, providing advice on strategic acquisitions and divestitures, and meeting the daily trading, funding, and investment needs of the Bank’s clients. The Corporate segment includes the effects of certain asset securitization programs, treasury management, elimination of taxable equivalent adjustments and other management reclassifications, corporate level tax items, and residual unallocated revenue and expenses.
The results of each business segment reflect revenue, expenses, and assets generated by the businesses in that segment. Due to the complexity of the Bank, its management reporting model uses various estimates, assumptions, allocations, and risk-based
methodologies for funds transfer pricing,
inter-segment
revenue, income tax rates, capital, indirect expenses and cost transfers to measure business segment results. The basis of allocation and methodologies are reviewed periodically to align with management’s evaluation of the Bank’s business segments. Transfer pricing of funds is generally applied at market rates. Intersegment revenue is negotiated between each business segment and approximates the fair value of the services provided. Income tax provision or recovery is generally applied to each segment based on a statutory tax rate and may be adjusted for items and activities unique to each segment. Amortization of intangibles acquired as a result of business combinations is included in the Corporate segment. Accordingly, net income for business segments is presented before amortization of these intangibles.
Non-interest
income is earned by the Bank primarily through investment and securities services, credit fees, trading income, service charges, card services, and insurance revenues. Revenues from investment and securities services are earned predominantly in the Wealth Management and Insurance segment. Revenues from credit fees are primarily earned in the Wholesale Banking and Canadian Personal and Commercial Banking segments. Trading income is earned within Wholesale Banking. Both service charges and card services revenue are mainly earned in the U.S. Retail and Canadian Personal and Commercial Banking segments. Insurance revenue is earned in the Wealth Management and Insurance segment.
Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB), which means that the value of non-taxable
or
tax-exempt
income, primarily dividends, is adjusted to its equivalent
before-tax
value. Using TEB allows the Bank to measure income from all securities and loans consistently and makes for a more meaningful comparison of net interest income with similar institutions. The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.

The following table summarizes the segment results for the years ended October 31, 2023 and October 31, 2022.

Results by Business Segment 1
(millions of Canadian dollars)	For the years ended October 31
	2023
	Canadian Personal and Commercial Banking	U.S. Retail	Wealth Management and Insurance	Wholesale Banking 2	Corporate 2	Total
Net interest income (loss)	$14,192	$12,037	$1,056	$1,538	$1,121	$29,944

Non-interest income (loss)	4,125	2,405	10,224	4,280	(486)	20,548

Total revenue	18,317	14,442	11,280	5,818	635	50,492
Provision for (recovery of) credit losses	1,343	928	1	126	535	2,933
Insurance claims and related expenses	–	–	3,705	–	–	3,705

Non-interest expenses	7,700	8,191	4,709	4,760	5,408	30,768

Income (loss) before income taxes and share of net income from investment in Schwab	9,274	5,323	2,865	932	(5,308)	13,086
Provision for (recovery of) income taxes	2,586	667	747	162	(994)	3,168

Share of net income from investment in Schwab 3,4	–	939	–	–	(75)	864
Net income (loss)	$6,688	$5,595	$2,118	$770	$(4,389)	$10,782

	2022
Net interest income (loss)	$12,396	$9,604	$945	$2,937	$1,471	$27,353

Non-interest income (loss)	4,190	2,821	9,915	1,894	2,859	21,679

Total revenue	16,586	12,425	10,860	4,831	4,330	49,032
Provision for (recovery of) credit losses	491	335	1	37	203	1,067
Insurance claims and related expenses	–	–	2,900	–	–	2,900

Non-interest expenses	7,176	6,920	4,711	3,033	2,801	24,641

Income (loss) before income taxes and share of net income from investment in Schwab	8,919	5,170	3,248	1,761	1,326	20,424
Provision for (recovery of) income taxes	2,361	625	853	436	(289)	3,986

Share of net income from investment in Schwab 3,4	–	1,075	–	–	(84)	991
Net income (loss)	$6,558	$5,620	$2,395	$1,325	$1,531	$17,429

1
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest
expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

2	Net interest income within Wholesale Banking is calculated on a TEB. The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
3
The
after-tax
amounts for amortization of acquired intangibles, the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade, and the Bank’s share of Schwab’s restructuring charges are recorded in the Corporate segment.

4	The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to Note 12 for further details.

Total Assets by Business Segment
(millions of Canadian dollars)	Canadian Personal and Commercial Banking	U.S. Retail	Wealth Management and Insurance	Wholesale Banking	Corporate	Total
	As at October 31, 2023
Total assets	$560,303	$561,189	$23,574	$673,398	$138,560	$1,957,024

	As at October 31, 2022
Total assets	$526,374	$585,297	$23,721	$635,094	$147,042	$1,917,528

RESULTS BY GEOGRAPHY
For reporting of geographic results, segments are grouped into Canada, United States, and Other international. Transactions are primarily recorded in the location responsible for recording the revenue or assets. This location frequently corresponds with the location of the legal entity through which the business is conducted and the location of the customer.

Results by Geography
(millions of Canadian dollars)	For the years ended October 31	As at October 31
	2023	2023
	Total revenue	Total assets
Canada	$32,514	$1,045,532
United States	17,754	763,332

Other international	224	148,160
Total	$50,492	$1,957,024

	2022	2022
Canada	$29,244	$1,014,344
United States	18,442	760,700

Other international	1,346	142,484
Total	$49,032	$1,917,528